Schedule of Information Regarding Company’s Lease (Details)	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Operating lease weighted-average remaining lease term	5 years	1 year 5 months 1 day
Operating leases weighted-average incremental borrowing rate	6.66%	4.96%